Employee benefit (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of information about defined benefit plans [abstract]
Disclosure of defined benefit plans
Defined benefit obligation

(in thousands of euro)	June 30, 2023	December 31, 2022

Allowance for retirement defined benefit	2,159	2,184
Allowance for seniority awards	373	366
Defined benefit obligations	2,532	2,550

Disclosure of net defined benefit liability (asset)
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2022	2,976

Service cost	427
Interest costs	(62)
Actuarial (gain) / loss	(790)

As of December 31, 2022	2,550

Service cost	100
Interest costs	(17)
Actuarial (gain) / loss	(101)

As of June 30, 2023	2,532